Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Multi-Asset Income Fund

Supplement dated October 2, 2015 to the Prospectus dated December 29, 2014, as supplemented February 6, 2015, February 9, 2015, April 7, 2015, April 21, 2015, May 18, 2015, May 19, 2015, June 1, 2015, June 8, 2015, and August 25, 2015 and the Summary Prospectus dated December 29, 2014, as supplemented August 25, 2015

Effective October 16, 2015, the information in the Prospectus under “Fund Summary – BMO Multi-Asset Income Fund – Management of the Fund – Portfolio Managers” and in the Summary Prospectus under “Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Lowell Yura and Jon Adams are co-portfolio managers of the Fund. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has managed the Fund since August 2015. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015.

Effective October 16, 2015, the information regarding the BMO Multi-Asset Income Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

Lowell Yura and Jon Adams co-manage the MULTI-ASSET INCOME FUND. Both members of the team share investment decision making responsibilities with respect to the Fund. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014. He has co-managed the Fund since August 2015. He is a CFA Charterholder. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015. He is a CFA Charterholder. He has co-managed the Fund since August 2015. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.